Debt - Additional information (Details) € in Thousands, $ in Thousands			12 Months Ended
	Dec. 15, 2022 EUR (€)	Oct. 15, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 05, 2019
Disclosure of financial liabilities [line items]
Percentage of borrowing funding Skouries project (as a percent)	80.00%
Remaining funding of Skouries project (as a percent)	20.00%
Borrowings, contingent overrun facility (as a percent)	10.00%
Proceeds from borrowings, classified as financing activities			$ 0	$ 500,000,000
Debt redemption premium paid			0	517,286,000
Debt redemption premium paid			0	21,400,000
Borrowings			494,414,000	489,763,000
Interest paid			34,862,000	23,643,000
Fair value
Disclosure of financial liabilities [line items]
Redemption option derivative asset			$ 3,676,000	8,105,000
Term Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 680,400
Borrowings, availability term	3 years
Borrowings, repayment term	7 years
Borrowings, weighted average maturity term			8 years
Greek Recovery and Resilience Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 200,000
Debt fixed interest rate (as a percent)	3.04%
Commercial Loan
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 480,400
Variable rate hedged through interest rate swap (as a percent)	70.00%
Commercial Loan | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on EURIBOR rate	5.90%
Commercial Loan | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on EURIBOR rate	6.10%
Initial Funding from the RRF
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 100,000
Bridge Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	100,000
Revolving Credit Facility to Fund Reimbursable VAT Expenditures
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 30,000
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)									6.25%	6.25%
Notional amount									$ 500,000,000	$ 500,000,000
Senior Notes due 2029 | Fair value
Disclosure of financial liabilities [line items]
Notional amount			$ 437,400,000
Redemption option derivative asset										$ 4,806,000
Loss on redemption option derivative			$ 4,429,000
Senior Notes due 2029 | After September 1, 2026
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)										100.00%
Senior Notes due 2029 | Prior to September 1, 2024
Disclosure of financial liabilities [line items]
Percentage of aggregate principal amount of borrowings (as a percent)										100.00%
Premium percentage of principal amount of borrowings (as a percent)										1.00%
Borrowings, additional basis points										0.50%
Percentage of original principal amount of borrowings (as a percent)										40.00%
Redemption percentage of aggregate principal amount of borrowings (as a percent)										106.25%
Senior Notes due 2029 | September 1, 2024
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)										103.125%
Senior Notes due 2029 | September 1, 2025
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)										101.563%
Senior Secured Notes due 2024
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)												9.50%
Debt redemption premium paid				233,953,000
Secured Overnight Financing Rate | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)		0.10%
Secured Overnight Financing Rate | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)		0.15%
Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Notional amount		$ 250,000,000
Additional borrowing capacity		100,000,000
Borrowings, interest rate basis spread on SOFR rate (as a percent)			2.25%		2.25%	2.25%
Loan undrawn standby fee (as a percent)			0.50625%
Senior Secured Credit Facility | Third Amended and Restated Credit Agreement
Disclosure of financial liabilities [line items]
Notional amount		$ 450,000,000
Senior Secured Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)		2.125%
Loan undrawn standby fee (as a percent)		0.47813%
Senior Secured Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)		3.25%
Loan undrawn standby fee (as a percent)		0.73125%
Term loan
Disclosure of financial liabilities [line items]
Debt redemption premium paid				133,333,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Debt redemption premium paid				150,000,000
Borrowings				0							$ 150,000,000
Non-Financial Letters of Credit
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)			1.50%		1.50%	1.50%
Borrowings			$ 62,664,000	$ 66,417,000	€ 58,216	$ 426	€ 58,216	$ 426
Non-Financial Letters of Credit | Bottom of range
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)		0.90%
Non-Financial Letters of Credit | Top of range
Disclosure of financial liabilities [line items]
Debt fixed interest rate (as a percent)		1.33%
Financial Letters of Credit
Disclosure of financial liabilities [line items]
Borrowings, interest rate basis spread on SOFR rate (as a percent)			2.25%		2.25%	2.25%